Expense Example {- Templeton Global Bond VIP Fund} - FTVIP Class 2-70 - Templeton Global Bond VIP Fund - Class 2	May 01, 2021 USD ($)
Expense Example:
1 year	$ 76
3 years	247
5 years	434
10 years	$ 975